Share-based Compensation - Share options activities (Details) - 9 months ended Sep. 30, 2022 shares in Thousands	$ / shares shares	¥ / shares $ / shares shares
Share options activities
Beginning balance (in shares) | shares	22,510	22,510
Granted (in shares) | shares	5,830	5,830
Exercised (in shares) | shares	(3,169)	(3,169)
Forfeited (in shares) | shares	(1,642)	(1,642)
Ending balance (in shares) | shares	23,529	23,529
Exercisable (in shares) | shares	4,037	4,037
Weighted Average Exercise Price
Beginning balance (in USD/shares) | $ / shares	$ 2.001
Granted (in USD/shares) | $ / shares	0.0036
Exercised (in USD/shares) | $ / shares	0.0001
Forfeited (in USD/shares) | $ / shares	0.3455
Ending balance (in USD/shares) | $ / shares	1.8944
Exercisable (in USD/shares) | $ / shares	3.3579	$ 3.3579
Additional Disclosures
Weighted average grant date fair value of options granted | (per share)	$ 18.5	$ 126.8